Provisions - Current and non-current (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Provisions
Current liabilities	€ 891	€ 1,049
Non-current liabilities	1,065	1,130
Total Provisions	1,956	2,179	€ 2,577
Asset retirement obligations
Provisions
Current liabilities	17	10
Non-current liabilities	566	596
Total Provisions	583	606	571
Legal and regulatory
Provisions
Current liabilities	280	300
Non-current liabilities	242	334
Total Provisions	522	634	1,215
Other
Provisions
Current liabilities	594	739
Non-current liabilities	257	200
Total Provisions	€ 851	€ 939	€ 791